Note 19 - Condensed Parent Company Statements (Details) - Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 12,493,890	$ 12,303,200	$ 41,663,405	$ 26,574,082
Available-for-sale securities	86,467,985	97,692,685
Deferred income taxes	3,412,513	5,278,651
	628,459,644	619,888,135
Liabilities
Subordinated debentures	15,465,000	15,465,000
Deferred income taxes	391,588	406,586
Stockholders' equity
Series A preferred stock		11,983,790
Common stock	682,320	678,360
Additional paid-in capital	50,366,546	57,655,031
Retained earnings	48,549,691	43,769,485
Unrealized loss on available-for-sale securities, net	(448,421)	(2,506,248)
Treasury stock	(37,673,289)	(61,225,185)
	628,459,644	619,888,135
Parent Company [Member]
Assets
Cash	3,882,370	822,196
Available-for-sale securities	105,024	99,306
Investment in subsidiary	71,626,420	62,905,512
Investment in Capital Trust I & II	465,000	465,000
Prepaid expenses and other assets	15,954	173,698
Refundable income taxes	1,216,032	1,542,319
Deferred income taxes	7,947
	77,318,747	66,008,031
Liabilities
Subordinated debentures	15,465,000	15,465,000
Accrued expenses and other liabilities	370,000	172,986
Due to subsidiary	6,900	6,900
Deferred income taxes		7,912
Stockholders' equity
Series A preferred stock		11,983,790
Common stock	682,320	678,360
Additional paid-in capital	50,366,546	57,655,031
Retained earnings	48,549,691	43,769,485
Unrealized loss on available-for-sale securities, net	(448,421)	(2,506,248)
Treasury stock	(37,673,289)	(61,225,185)
	$ 77,318,747	$ 66,008,031